Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lessee, Lease, Description [Line Items]
Total lease cost	$ 13,245	$ 7,329	$ 28,182	$ 14,907
Early termination options reasonably certain to be exercised	0	0	0	4,200
Right-of-use assets obtained in exchange for lease obligations	$ 29,000	$ 1,000	$ 35,800	$ 3,800
Weighted average remaining lease term	6 years 9 months 25 days		6 years 9 months 25 days
Weighted average discount rate	2.65%		2.65%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities	Other Liabilities	Other Liabilities
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 47,000	$ 22,800	$ 47,000	$ 22,800
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost			27,100	13,800
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost			$ 1,100	$ 1,100